CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net (loss) income	$ (960,090)	$ 7,193,270
Adjustments to reconcile net income to net cash used in operating activities:
Unrealized and realized gains on investments held in the Trust Account	(1,035,607)	(1,942,709)
Change in fair value of derivative liabilities	608,960	(6,600,605)
Changes in operating assets and liabilities:
Prepaid expenses	53,386	141,499
Income tax payable	(265,666)
Deferred tax liability	(46,496)	46,496
Accounts payable and accrued expenses	283,776	344,460
Net Cash Used In Operating Activities	(1,361,737)	(817,590)
Cash Flows From Investing Activities:
Cash withdrawn from the Trust Account for redemptions	26,538,036	143,872,097
Cash withdrawn from the Trust Account for taxes	1,227,796
Cash deposited into Trust Account	(1,117,209)	(3,780,526)
Net Cash Provided by (Used In) Financing Activities	26,648,623	140,091,571
Cash Flows From Financing Activities:
Proceeds from the Sponsor promissory note	1,321,928	3,780,526
Redemption of Class A common stock	(26,538,036)	(143,462,986)
Net Cash (Used in) Provided By Financing Activities	(25,216,108)	(139,682,460)
Net change in cash	70,778	(408,479)
Cash at beginning of period	67,022	475,500
Cash at end of period	137,800	67,022
Supplemental disclosure of cash payments:
Cash paid for taxes	708,798
Supplemental disclosure of non-cash financing activities:
Due from Sponsor	265,776	209,262
Remeasurement of Class A common stock subject to possible redemption	1,496,092	$ 5,016,618
Excise tax payable	$ 265,380